SCHEDULE OF RECONCILIATION OF THE BEGINNING AND ENDING AMOUNTS OF UNRECOGNIZED BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at the beginning of year	$ 164	$ 126
Gross increases – current year tax positions	23	38
Gross increases – prior year tax positions
Gross decreases – prior year tax positions	(23)
Unrecognized tax benefits at end of year	164	164
Interest and penalties in year-end balance